Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

Sunlands Technology Group (the “Company” or “Sunlands Technology”) was incorporated under the laws of the Cayman Islands on September 18, 2015. The Company, its subsidiaries, the consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing online education services in the People’s Republic of China (“PRC”).

As of December 31, 2021, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Ltd. ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Tianjin Alaman Education Technology Co., Ltd. ("Tianjin Alaman")	July 31, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")	June 25, 2019	PRC	100%	Provision of education services

Variable interest entities ("VIEs"):
Beijing Shangde Online Education Technology Co., Ltd. ("Beijing Sunlands")	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde Online Education Technology Co., Ltd. ("Tianjin Shangde")	March 21, 2018	PRC	N/A*	Provision of education services
Wuhan Jiayan Online Education Technology Co., Ltd. ("Wuhan Jiayan")	August 5, 2020	PRC	N/A*	Provision of education services

VIEs’ subsidiaries:
Beijing Baobian Consumer Technology Co., Ltd.	March 13, 2012	PRC	N/A*	Provision of education, consumer and technology services
Beijing Shangren Chongye Education Technology Co., Ltd.	September 27, 2013	PRC	N/A*	Provision of education services
Beijing Jiayan Online Education Technology Co., Ltd.	August 26, 2020	PRC	N/A*	Provision of education services

* These entities are controlled by the Company pursuant to the contractual agreements disclosed below.

(1)	The English names are for identification purpose only.